INCOME TAXES (Significant components of deferred income tax assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	$ (1,000,000)	$ (175,600)
Net deferred tax assets	22,952	21,800
Deferred tax liabilities	(401,097)	(28,630)
Deferred income taxes	(378,145)	(6,830)	$ 5,853
Before Offset Amount [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	(1,006,015)	(175,571)
Net deferred tax assets	433,310	66,384
Deferred tax liabilities	(811,455)	(73,214)
Deferred income taxes	(378,145)	(6,830)
Before Offset Amount [Member] | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,439,325	241,955
Before Offset Amount [Member] | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,041,818	138,615
Before Offset Amount [Member] | Non-deductible reserves and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	272,241	50,932
Before Offset Amount [Member] | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	21,237	18,859
Deferred tax liabilities	(69,913)	(43,016)
Before Offset Amount [Member] | Lease liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	64,433	23,366
Before Offset Amount [Member] | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	29,170	0
Deferred tax liabilities	(677,242)	(9,472)
Before Offset Amount [Member] | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,426	10,183
Before Offset Amount [Member] | Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (64,300)	$ (20,726)